LOAN FROM THIRD PARTIES (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Interest rate	3.00%
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan from third parties	$ 3,149,728	$ 105,252